Lease liabilities (Details) - USD ($)	1 Months Ended
	Apr. 30, 2022	Feb. 14, 2020	Dec. 31, 2021
Lease Liabilities [Abstract]
Prepayments			$ 2,300,000
Lease term	5 years
Borrowing rate percentage	10.00%
Right of use assets and liabilities		$ 2,588,107
Borrowing rate		10.00%